FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3967

First Investors Income Funds

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 9/30/2014

Date of reporting period: 7/1/2013 - 6/30/2014

Item 1. Proxy Voting Record

First Investors Limited Duration High Quality Bond Fund

                                                            None

First Investors Cash Management Fund

                                                            None

First Investors Government Fund

                                                            None

First Investors Investment Grade Fund

                                                            None

First Investors Strategic Income Fund

                                                            None

First Investors International Opportunities Bond Fund

                                                            None

First Investors Floating Rate Fund

                                                            None

First Investors Fund For Income

None

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item:

1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and

2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

(Registrant)

By: /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: August 22, 2014